SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2024
SUBSEQUENT EVENT
SUBSEQUENT EVENT

27.SUBSEQUENT EVENT

The Group has evaluated subsequent events through April 1, 2025, which is the date when the financial statements were issued.

On March 10, 2025, the Group granted a total of 372,780 share options at the exercise price of US$3.49, and 4,308 RSUs to certain employees under the 2021 Plan, with the vesting period of 4 years.

In January and March 2025, the Company received subscription receivables of RMB292,721 in total from the Founding Shareholders and certain shareholders. All payables or subscription receivables related to 2021 reorganization of the Group were settled as of April 1, 2025.